Prospectus Supplement December 1, 2013

For the following funds with prospectuses dated December 14, 2012 – December 1, 2013 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Inflation Linked Bond FundSM

American Funds Money Market Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

The Bond Fund of America®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

SMALLCAP World Fund,® Inc.

Short-Term Bond Fund of America®

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

The Tax-Exempt Fund of Maryland®

The Tax-Exempt Fund of Virginia®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Effective January 1, 2014, the “Rollovers from retirement plans to IRAs” section of the prospectus is amended in its entirety to read as follows:

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are invested in Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

• rollovers to Capital Bank and Trust CompanySM IRAs where the assets were invested in American Funds at the time of distribution;

• rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

• rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Keep this supplement with your prospectus.

MFGEBS-074-1213O CGD/10039-S40143

Statement of Additional Information Supplement December 1, 2013

For the following funds with statements of additional information dated December 14, 2012 — November 1, 2013 (each as supplemented to date)

American Funds Insurance Series® (Class 1, 2, 3 and 4 shares)

AMCAP Fund®

American Balanced Fund®

American Funds College Target Date SeriesSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond FundSM

American Funds Mortgage Fund®

American Funds Portfolio SeriesSM

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Target Date Retirement Series®

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New World Fund,® Inc.

Short-Term Bond Fund of America®

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

The Tax-Exempt Fund of Maryland®

The Tax-Exempt Fund of Virginia®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

The first paragraph in the “Management of the fund” section of the statement of additional information under the heading “Investment adviser” is amended in its entirety to read as follows:

Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The fund is operated by the investment adviser, which has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (the “CEA”) with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

Keep this supplement with your statement of additional information.

MFGEBS-072-1213O CGD/10149-S40494